Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of portfolio of derivative instruments
	As of December 31, 2020
	Notional amount				Fair value
	Up to 3 Months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	50,000	410,687	5,064,113	5,524,800	33,816	83,666
Cross currency swaps	317,400	601,987	5,634,700	6,554,087	294,562	178,529
Subtotal	367,400	1,012,674	10,698,813	12,078,887	328,378	262,195

Cash flow hedge derivatives
Currency forwards	2,121,326	503,280	601,582	3,226,188	2,985	3,556
Cross currency swaps	424,358	498,373	9,777,491	10,700,222	35,902	183,386
Subtotal	2,545,684	1,001,653	10,379,073	13,926,410	38,887	186,942

Trading derivatives
Currency forwards	22,729,787	12,175,074	8,215,576	43,120,437	1,085,327	1,158,904
Interest rate swaps	14,006,503	22,118,742	97,803,009	133,928,254	3,651,651	3,588,912
Cross currency swaps	6,719,065	15,138,056	138,352,345	160,209,466	3,921,440	3,819,446
Call currency options	129,339	31,641	57,581	218,561	1,527	909
Put currency options	112,145	16,173	58,276	186,594	4,875	1,352
Subtotal	43,696,839	49,479,686	244,486,787	337,663,312	8,664,820	8,569,523

Total	46,609,923	51,494,013	265,564,673	363,668,609	9,032,085	9,018,660
	As of December 31, 2019
	Notional amount				Fair value
	Up to 3 months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	381,638	317,610	1,847,138	2,546,386	39,460	34,264
Cross currency swaps	407,008	863,984	13,357,058	14,628,050	226,870	295,281
Subtotal	788,646	1,181,594	15,204,196	17,174,436	266,330	329,545

Cash flow hedge derivatives
Currency forwards	99,105	1,018,656	768,256	1,886,017	4,131	3,505
Cross currency swaps	2,266,907	1,938,222	10,848,233	15,053,362	106,413	43,183
Subtotal	2,366,012	2,956,878	11,616,489	16,939,379	110,544	46,688

Trading derivatives
Currency forwards	28,472,586	18,508,702	7,679,464	54,660,752	1,023,683	1,137,496
Interest rate swaps	16,678,487	40,892,909	89,109,046	146,680,442	2,465,235	2,270,686
Cross currency swaps	7,726,724	20,457,463	113,206,678	141,390,865	4,277,450	3,605,516
Call currency options	17,971	47,012	81,804	146,787	5,176	240
Put currency options	16,409	41,872	80,655	138,936	190	483
Subtotal	52,912,177	79,947,958	210,157,647	343,017,782	7,771,734	7,014,421

Total	56,066,835	84,086,430	236,978,332	377,131,597	8,148,608	7,390,654

Schedule of fair value hedges
	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Debt instruments at FVOCI
Chilean sovereign bonds	10,687	10,687	138,044	249,440	408,858
Mortgage financing bonds	-	918	-	-	918
US Treasury bonds	-	-	178,118	-	178,118
Time deposits and other time liabilities
Time deposits	58,238	58,217	-	-	116,455
Issued debt instruments
Senior bonds	88,023	801,349	2,112,831	1,220,521	4,222,724
Subordinated bonds	-	-	249,363	142,494	391,857
Interbank borrowing
Chilean Central Bank loans	-	-	3,865,000	-	3,865,000
Total	156,948	871,171	6,543,356	1,612,455	9,183,930
Hedging instrument
Cross currency swaps	96,261	835,484	2,056,864	1,220,521	4,209,130
Interest rate swaps	60,687	35,687	4,486,492	391,934	4,974,800
Total	156,948	871,171	6,543,356	1,612,455	9,183,930
	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	5,605	394,690	400,295
Mortgage financing bonds	-	2,728	-	-	2,728
US Treasury bonds	-	-	149,474	37,369	186,843
Chilean Treasury bonds	-	289,369	-	-	289,369
Chilean Central Bank bonds	-	254,685	-	-	254,685
Time deposits and other time liabilities
Time deposits	685,259	281,921	225,515	-	1,192,695
Issued debt instruments
Senior bonds	651,681	1,133,698	2,253,892	3,324,100	7,363,371
Total	1,336,940	1,962,401	2,634,486	3,756,158	9,689,985
Hedging instrument
Cross currency swaps	637,692	1,602,401	2,229,407	3,324,099	7,793,599
Interest rate swaps	699,248	360,000	405,079	432,059	1,896,386
Total	1,336,940	1,962,401	2,634,486	3,756,158	9,689,985

Schedule of notional amount of the hedged
	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 Years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortized cost
Mortgage loans	1,926,918	2,520,951	2,761,742	2,084,180	9,293,791
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	42,532	-	42,532
Chilean Treasury bonds	-	175,875	891,791	196,428	1,264,094
Issued debt instruments
Senior bonds (variable rate)	167,430	-	-	-	167,430
Senior bonds (fixed rate)	1,125,253	610,385	643,700	415,865	2,795,203
Interbank borrowings
Interbank loans	327,736	35,624	-	-	363,360
Total	3,547,337	3,342,835	4,339,765	2,696,473	13,926,410
Hedging instrument
Cross currency swaps	922,731	2,741,253	4,339,765	2,696,473	10,700,222
Currency forwards	2,624,606	601,582	-	-	3,226,188
Total	3,547,337	3,342,835	4,339,765	2,696,473	13,926,410
	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 Years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortized cost
Mortgage loans	3,334,734	1,505,595	1,995,156	3,136,962	9,972,447
Commercial loans	-	-	-	-	-
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-
Chilean Central Bank bonds	-	-	82,727	-	82,727
Time deposits	-	-	267,286	225,981	493,267
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	358,118	341,283	-	-	699,401
Senior bonds (fixed rate)	803,596	1,696,595	1,152,461	1,069,511	4,722,163
Interbank borrowings
Interbank loans	826,442	142,932	-	-	969,374
Total	5,322,890	3,686,405	3,497,630	4,432,454	16,939,379
Hedging instrument
Cross currency swaps	4,205,129	2,918,149	3,497,630	4,432,454	15,053,362
Currency forwards	1,117,761	768,256	-	-	1,886,017
Total	5,322,890	3,686,405	3,497,630	4,432,454	16,939,379

Schedule of forecasted cash flows for interest rate risk
	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	18,219	2,284	2,512	-	23,015
Outflows	(90,303)	(123,604)	(104,198)	(83,397)	(401,502)
Net flows	(72,084)	(121,320)	(101,686)	(83,397)	(378,487)

Hedging instrument
Inflows	90,303	123,604	104,198	83,397	401,502
Outflows (*)	(18,219)	(2,284)	(2,512)	-	(23,015)
Net flows	72,084	121,320	101,686	83,397	378,487
	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	25,328	10,220	217	-	35,765
Outflows	(356,683)	(245,480)	(154,689)	(163,151)	(920,003)
Net flows	(331,355)	(235,260)	(154,472)	(163,151)	(884,238)

Hedging instrument
Inflows	356,683	245,480	154,689	163,151	920,003
Outflows (*)	(25,328)	(10,220)	(217)	-	(35,765)
Net flows	331,355	235,260	154,472	163,151	884,238

Schedule of forecasted cash flows for inflation risk
	As of December 31, 2020
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	114,734	257,698	457,046	406,499	1,235,977
Outflows	(32,238)	(19,702)	(55,388)	(26,993)	(134,321)
Net flows	82,496	237,996	401,658	379,506	1,101,656

Hedging instrument
Inflows	32,238	19,702	55,388	26,993	134,321
Outflows	(114,734)	(257,698)	(457,046)	(406,499)	(1,235,977)
Net flows	(82,496)	(237,996)	(401,658)	(379,506)	(1,101,656)
	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	74,574	109,486	216,972	422,362	823,394
Outflows	(19,466)	(50,151)	(33,140)	(52,880)	(155,637)
Net flows	55,108	59,335	183,832	369,482	667,757

Hedging instrument
Inflows	19,466	50,151	33,140	52,880	155,637
Outflows	(74,574)	(109,486)	(216,972)	(422,362)	(823,394)
Net flows	(55,108)	(59,335)	(183,832)	(369,482)	(667,757)

Schedule of market adjustment of cash flow hedges produced by hedge instruments
	As of December 31,
Hedged item	2020	2019
	MCh$	MCh$
Interbank loans	(962)	(1,872)
Issued debt instruments	(6,990)	(16,345)
Debt instruments at FVOCI	(25,833)	(2,905)
Loans and accounts receivable at amortized cost	(102,980)	(19,313)
Total	(136,765)	(40,435)

Schedule of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Bond hedging derivatives	(3,149)	(120)	-
Interbank loans hedging derivatives	1	(955)	(683)
Cash flow hedge net gain (loss)	(3,148)	(1,075)	(683)

Schedule of macro-hedges
	Notional amount
As of December 31, 2020	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortized cost
Mortgage loans	823,126	786,352	-	735,479	2,344,957
Commercial loans	400,000	150,000	-	-	550,000
Total	1,223,126	936,352	-	735,479	2,894,957
Hedging instrument
Cross currency swaps	823,126	786,352	-	735,479	2,344,957
Interest rate swaps	400,000	150,000	-	-	550,000
Total	1,223,126	936,352	-	735,479	2,894,957
	Notional amount
As of December 31, 2019	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortized cost
Mortgage loans	633,300	1,189,037	1,545,239	3,466,875	6,834,451
Commercial loans	-	600,000	50,000	-	650,000
Total	633,300	1,789,037	1,595,239	3,466,875	7,484,451
Hedging instrument
Cross currency swaps	633,300	1,189,037	1,545,239	3,466,875	6,834,451
Interest rate swaps	-	600,000	50,000	-	650,000
Total	633,300	1,789,037	1,595,239	3,466,875	7,484,451